Equity (Summary of RSUs and PSUs Activity) (Details) - RSUs and PSUs [Member]	3 Months Ended
Mar. 31, 2019 $ / shares shares
Number of RSUs and PSUs
Unvested RSUs outstanding, beginning | shares	1,422,887
Granted | shares	1,511,632
Forfeited | shares	(61,500)
Vested | shares	(43,036)
Unvested RSUs and PSUs outstanding, ending | shares	2,829,983
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding, beginning | $ / shares	$ 20.17
Granted | $ / shares	26.65
Forfeited | $ / shares	21.73
Vested | $ / shares	21.06
Unvested RSUs and PSUs outstanding, ending | $ / shares	$ 23.58